UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	April 30, 2010

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of April 30, 2010 are attached hereto.

Item 2.    Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: June 29, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: June 29, 2010

   /s/ James H. Andrews
By:  James H. Andrews, Treasurer

Date: June 29, 2010

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SCHEDULES OF INVESTMENTS

AS OF APRIL 30, 2010

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010
(Unaudited)

Quantity		Market Value
	GOLD ASSETS — 19.32% of Total Net Assets
350,519 Troy Oz.	Gold bullion (a)	$413,647,132
620,000 Coins	One-ounce gold coins (a)	752,114,250

	Total Gold Assets (identified cost $822,773,106)	$1,165,761,382

	SILVER ASSETS — 4.70% of Total Net Assets
14,976,306 Troy Oz.	Silver bullion (a)	$278,724,032
379 Bags	Silver coins (a)	4,897,488

	Total Silver Assets (identified cost $215,133,885)	$283,621,520

Principal Amount
	SWISS FRANC ASSETS — 9.48% of Total Net Assets
CHF 17,925,206	Swiss francs in interest-bearing bank accounts	$16,641,328

CHF 50,000,000	3.500% Swiss Confederation Bonds, 08-07-10	$46,836,559
CHF 50,000,000	4.000% Swiss Confederation Bonds, 06-10-11	48,345,170
CHF 50,000,000	2.750% Swiss Confederation Bonds, 06-10-12	48,721,162
CHF 50,000,000	4.000% Swiss Confederation Bonds, 02-11-13	50,782,157
CHF 50,000,000	4.250% Swiss Confederation Bonds, 01-06-14	52,128,302
CHF 50,000,000	3.750% Swiss Confederation Bonds, 06-10-15	52,439,307
CHF 50,000,000	2.500% Swiss Confederation Bonds, 03-12-16	49,816,646
CHF 50,000,000	4.250% Swiss Confederation Bonds, 06-05-17	55,052,685
CHF 50,000,000	3.000% Swiss Confederation Bonds, 01-08-18	51,315,973
CHF 50,000,000	3.000% Swiss Confederation Bonds, 05-12-19	51,524,857
CHF 50,000,000	2.250% Swiss Confederation Bonds, 07-06-20	48,484,427

	Total Swiss Confederation bonds	$555,447,245

	Total Swiss Franc Assets (identified cost $545,648,741)	$572,088,573

Number of Shares
	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL RESOURCE COMPANIES — 15.66% of Total Net Assets

	NATURAL RESOURCES — 8.07% of Total Net Assets
500,000	BHP Billiton, Ltd. (b)	$36,395,000
500,000	BP, p.l.c. (b)	26,075,000
1,100,000	Cameco Corporation	27,071,000
400,000	Chevron Corporation	32,576,000
600,000	ConocoPhillips	35,514,000
500,000	Devon Energy Corporation	33,665,000
1,200,000	Forest Oil Corporation (a)	35,160,000
600,000	Freeport-McMoRan Copper & Gold, Inc.	45,318,000
1,500,000	Mariner Energy, Inc. (a)	35,820,000
1,000,000	Patriot Coal Corporation (a)	19,690,000
750,000	Peabody Energy Corporation	35,040,000
900,000	Plains Exploration & Production Company (a)	26,379,000
1,300,000	Vale S.A. (b)	39,819,000
600,000	Weyerhaeuser Company	29,712,000
600,000	XTO Energy, Inc.	28,512,000

		$486,746,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010
(Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 7.59% of Total Net Assets
900,000	AMB Property Corporation	$25,074,000
400,000	AvalonBay Communities, Inc.	41,616,000
500,000	Boston Properties, Inc.	39,430,000
750,000	BRE Properties, Inc. Class A	31,320,000
600,000	Corporate Office Properties Trust	24,270,000
500,000	Digital Realty Trust, Inc.	29,350,000
2,000,000	Duke Realty Corporation	27,060,000
1,200,000	Equity One, Inc.	23,292,000
450,000	Federal Realty Investment Trust	34,825,500
1,600,000	Kimco Realty Corporation	24,944,000
900,000	Pennsylvania Real Estate Investment Trust	14,211,000
2,300,000	Prologis	30,291,000
200,000	Texas Pacific Land Trust	5,960,000
1,800,000	UDR, Inc.	36,558,000
100,000	Urstadt Biddle Properties, Inc.	1,686,000
100,000	Urstadt Biddle Properties, Inc. Class A	1,480,000
500,000	Vornado Realty Trust	41,685,000
800,000	Washington Real Estate Investment Trust	25,160,000

		$458,212,500

	Total Stocks of United States and Foreign Real Estate and Natural Resource Companies (identified cost $833,882,399)	$944,958,500

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 15.89% of Total Net Assets

	CHEMICALS — .89% of Total Net Assets
300,000	Air Products & Chemicals, Inc.	$23,034,000
3,000,000	Chemtura Corporation (a)	5,220,000
500,000	Mosaic Company	25,570,000

		$53,824,000

	COMPUTER SOFTWARE — .78% of Total Net Assets
800,000	Autodesk, Inc. (a)	$27,208,000
1,200,000	Symantec Corporation (a)	20,124,000

		$47,332,000

	CONSTRUCTION — .82% of Total Net Assets
500,000	Fluor Corporation	$26,420,000
1,000,000	Ryland Group, Inc.	22,780,000

		$49,200,000

	DATA PROCESSING — .85% of Total Net Assets
700,000	Agilent Technologies, Inc. (a)	$25,382,000
500,000	Hewlett-Packard Company	25,985,000

		$51,367,000

	ELECTRICAL & ELECTRONICS — 1.03% of Total Net Assets
1,000,000	Intel Corporation	$22,830,000
1,200,000	National Semiconductor Corporation	17,736,000
1,200,000	Sanmina SCI Corporation (a)	21,396,000

		$61,962,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010
(Unaudited)

Number of Shares		Market Value

	ENTERTAINMENT & LEISURE — 1.53% of Total Net Assets
800,000	CBS Corporation Class A	$12,976,000
700,000	Disney (Walt) Company	25,788,000
700,000	Viacom, Inc. Class A (a)	27,307,000
300,000	Wynn Resorts, Ltd. (a)	26,472,000

		$92,543,000

	FINANCIAL SERVICES — 1.88% of Total Net Assets
700,000	Bank of New York Mellon Corporation	$21,791,000
1,600,000	Janus Capital Group, Inc.	22,528,000
800,000	Morgan Stanley	24,176,000
1,200,000	Schwab (Charles) Corporation	23,148,000
500,000	State Street Corporation	21,750,000

		$113,393,000

	MANUFACTURING — 1.88% of Total Net Assets
800,000	Harley-Davidson, Inc.	$27,064,000
500,000	Illinois Tool Works, Inc.	25,550,000
900,000	Mattel, Inc.	20,745,000
172,000	NACCO Industries, Inc. Class A	14,953,680
8,000	NACCO Industries, Inc. Class B	695,520
350,000	Parker-Hannifin Corporation	24,213,000

		$113,221,200
	OIL & GAS — .63% of Total Net Assets
1,400,000	Frontier Oil Corporation	$21,280,000
3,000,000	Parker Drilling Company (a)	16,590,000

		$37,870,000

	PHARMACEUTICALS — 1.38% of Total Net Assets
400,000	Amgen, Inc. (a)	$22,944,000
400,000	Celgene Corporation (a)	24,780,000
300,000	Genzyme Corporation (a)	15,972,000
500,000	Gilead Sciences, Inc. (a)	19,835,000

		$83,531,000

	RETAIL — .92% of Total Net Assets
350,000	Costco Wholesale Corporation	$20,678,000
1,200,000	Williams-Sonoma, Inc.	34,560,000

		$55,238,000

	TELECOMMUNICATIONS — .76% of Total Net Assets
800,000	Juniper Networks, Inc. (a)	$22,728,000
600,000	Qualcomm, Inc.	23,244,000

		$45,972,000

	TRANSPORTATION — 1.35% of Total Net Assets
600,000	Alexander & Baldwin, Inc.	$21,348,000
350,000	FedEx Corporation	31,503,500
700,000	Kansas City Southern (a)	28,385,000

		$81,236,500

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010
(Unaudited)

Number of Shares		Market Value

	MISCELLANEOUS — 1.19% of Total Net Assets
250,000	Lockheed Martin Corporation	$21,222,500
500,000	Nucor Corporation	22,660,000
1,200,000	Temple-Inland, Inc.	27,984,000

		$71,866,500

	Total Aggressive Growth Stock Investments (identified cost $848,530,312)	$958,556,200

Principal Amount
	DOLLAR ASSETS — 34.89% of Total Net Assets

	CORPORATE BONDS — 1.23% of Total Net Assets
$5,130,000	7.875% AT&T Wireless Services, Inc., 03-01-11	$5,429,380
1,250,000	4.125% Air Products & Chemicals, Inc.,12-01-10	1,274,474
3,825,000	6.950% American Home Products Corporation, 03-15-11	4,038,326
1,695,000	5.350% Ameriprise Financial, Inc., 11-15-10	1,737,446
900,000	8.500% Arden Realty Limited Partnership, 11-15-10	933,373
2,350,000	6.750% Campbell Soup Company, 02-15-11	2,464,555
3,250,000	6.550% Chugach Electric Association, Inc., 03-15-11	3,395,300
2,750,000	5.250% Cisco Systems, Inc., 02-22-11	2,854,157
2,200,000	8.500% Coca-Cola Enterprises, Inc., 02-15-12	2,473,779
2,825,000	8.600% Dayton Hudson Corporation, 01-15-12	3,159,709
1,500,000	6.800% Disney (Walt) Company, 06-28-10	1,514,920
2,360,000	6.875% Ecolab, Inc., 02-01-11	2,469,515
1,250,000	6.125% General Electric Capital Corporation, 02-22-11	1,301,404
6,695,000	5.500% Halliburton Company, 10-15-10	6,849,699
4,500,000	4.250% Hewlett-Packard Company, 02-24-12	4,752,977
1,000,000	8.250% Lowe’s Companies, Inc., 06-01-10	1,005,374
3,000,000	6.000% McDonald’s Corporation, 04-15-11	3,154,035
3,250,000	1.875% Merck & Company, Inc., 06-30-11	3,296,712
4,225,000	5.050% Morgan Stanley, 01-21-11	4,347,698
1,900,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	2,101,317
1,250,000	6.625% Northern Illinois Gas Company, 02-01-11	1,302,365
1,000,000	7.450% Northwest Natural Gas Company, 12-10-10	1,038,971
1,500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	1,547,003
5,835,000	5.625% PepsiAmericas, Inc., 05-31-11	6,116,717
1,500,000	8.750% Phillips Petroleum Company, 05-25-10	1,507,053
1,750,000	4.375% United Technologies Corporation, 05-01-10	1,750,205
2,500,000	7.250% Verizon Global Funding Corporation, 12-01-10	2,594,847

		$74,411,311

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE PERMANENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010
(Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 31.16% of Total Net Assets
$100,000,000	United States Treasury bond strips (Principal only) 3.518%, 05-15-18 (c)	$75,546,874
100,000,000	United States Treasury bond strips (Principal only) 3.971%, 02-15-20 (c)	68,031,247
100,000,000	United States Treasury bonds 7.250%, 05-15-16	124,906,251
100,000,000	United States Treasury bonds 9.000%, 11-15-18	141,796,879
100,000,000	United States Treasury bonds 6.250%, 08-15-23	122,328,120
100,000,000	United States Treasury bonds 6.000%, 02-15-26	120,453,122
100,000,000	United States Treasury bonds 5.250%, 11-15-28	111,562,498
100,000,000	United States Treasury bonds 4.500%, 02-15-36	100,546,879
50,000,000	United States Treasury notes 2.625%, 05-31-10	50,079,125
50,000,000	United States Treasury notes 2.875%, 06-30-10	50,204,125
50,000,000	United States Treasury notes 4.125%, 08-15-10	50,548,828
50,000,000	United States Treasury notes 4.250%, 10-15-10	50,900,391
50,000,000	United States Treasury notes 4.500%, 11-15-10	51,111,328
50,000,000	United States Treasury notes .875%, 12-31-10	50,173,828
50,000,000	United States Treasury notes 4.500%, 02-28-11	51,689,453
50,000,000	United States Treasury notes 2.500%, 03-31-13	51,539,063
50,000,000	United States Treasury notes 4.250%, 11-15-13	54,359,375
50,000,000	United States Treasury notes 4.250%, 11-15-14	54,484,375
50,000,000	United States Treasury notes 2.625%, 02-29-16	49,625,001
50,000,000	United States Treasury bills .107%, 05-20-10 (c)	49,997,062
50,000,000	United States Treasury bills .108%, 05-27-10 (c)	49,996,000
50,000,000	United States Treasury bills .118%, 06-10-10 (c)	49,993,347
50,000,000	United States Treasury bills .146%, 07-15-10 (c)	49,984,778
50,000,000	United States Treasury bills .149%, 07-29-10 (c)	49,981,666
50,000,000	United States Treasury bills .176%, 08-26-10 (c)	49,971,606
50,000,000	United States Treasury bills .184%, 09-23-10 (c)	49,963,224
50,000,000	United States Treasury bills .259%, 12-16-10 (c)	49,918,404
50,000,000	United States Treasury bills .270%, 01-13-11 (c)	49,904,557

		$1,879,597,406

	REPURCHASE AGREEMENT — 2.50% of Total Net Assets
150,740,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 04-30-10, .010%, maturing 05-03-10, maturity value $150,740,042 (d)	$150,740,000

		$150,740,000

	Total Dollar Assets (identified cost $2,076,748,320)	$2,104,748,717

	Total Portfolio — 99.94% of total net assets (identified cost $5,342,716,763) (e)	$6,029,734,892
	Other assets, less liabilities (.06% of Total Net Assets)	3,390,469

	Net assets applicable to outstanding shares	$6,033,125,361

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Fully collateralized by United States Treasury securities based on market price plus accrued interest as of April 30, 2010.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE SHORT-TERM TREASURY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 96.60% of Total Net Assets
$8,000,000	United States Treasury notes 2.625%, 05-31-10	$8,012,660
8,000,000	United States Treasury notes 2.875%, 06-30-10	8,032,660
7,000,000	United States Treasury notes 2.000%, 09-30-10	7,048,399
7,000,000	United States Treasury bills .149%, 07-29-10 (a)	6,997,433
9,000,000	United States Treasury bills .176%, 08-26-10 (a)	8,994,889

	Total Portfolio — 96.60% of total net assets (identified cost $39,097,226) (b)	$39,086,041
	Other assets, less liabilities (3.40% of total net assets)	1,377,013

	Net assets applicable to outstanding shares	$40,463,054

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 98.43% of Total Net Assets

	BEVERAGES — 8.41% of Total Net Assets
$600,000	8.500% Coca-Cola Enterprises, Inc., 02-15-12	$674,667
750,000	5.625% PepsiAmericas, Inc., 05-31-11	786,210

		$1,460,877

	CHEMICALS — 8.92% of Total Net Assets
750,000	4.125% Air Products & Chemicals, Inc.,12-01-10	$764,684
750,000	6.875% Ecolab, Inc., 02-01-11	784,804

		$1,549,488

	COMPUTER SOFTWARE — 2.97% of Total Net Assets
500,000	5.000% Oracle Corporation-Ozark Holdings, Inc., 01-15-11	$515,668

		$515,668

	DATA PROCESSING — 6.62% of Total Net Assets
600,000	5.250% Cisco Systems, Inc., 02-22-11	$622,725
500,000	4.250% Hewlett-Packard Company, 02-24-12	528,109

		$1,150,834

	ELECTRIC UTILITIES — 9.29% of Total Net Assets
750,000	6.550% Chugach Electric Association, Inc., 03-15-11	$783,531
750,000	7.250% National Rural Utilities Cooperative Finance Corporation, 03-01-12	829,467

		$1,612,998

	ENTERTAINMENT & LEISURE — 2.91% of Total Net Assets
500,000	6.800% Disney (Walt) Company, 06-28-10	$504,973

		$504,973

	FINANCIAL SERVICES — 10.42% of Total Net Assets
750,000	6.125% General Electric Capital Corporation, 02-22-11	$780,842
1,000,000	5.050% Morgan Stanley, 01-21-11	1,029,041

		$1,809,883

	FOOD PRODUCTS & PROCESSING — 3.62% of Total Net Assets
600,000	6.750% Campbell Soup Company, 02-15-11	$629,248

		$629,248

	GAS UTILITIES — 8.98% of Total Net Assets
750,000	6.625% Northern Illinois Gas Company, 02-01-11	$781,419
750,000	7.450% Northwest Natural Gas Company, 12-10-10	779,228

		$1,560,647

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE VERSATILE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010
(Unaudited)

Principal Amount		Market Value

	MANUFACTURING — 2.88% of Total Net Assets
$500,000	4.375% United Technologies Corporation, 05-01-10	$500,059

		$500,059

	OIL & GAS — 2.94% of Total Net Assets
500,000	5.500% Halliburton Company, 10-15-10	$511,553

		$511,553

	PHARMACEUTICALS — 10.46% of Total Net Assets
1,000,000	6.950% American Home Products Corporation, 03-15-11	$1,055,771
750,000	1.875% Merck & Company, Inc., 06-30-11	760,780

		$1,816,551

	REAL ESTATE INVESTMENT TRUSTS — 3.58% of Total Net Assets
600,000	8.500% Arden Realty Limited Partnership, 11-15-10	$622,249

		$622,249

	RESTAURANTS — 3.93% of Total Net Assets
650,000	6.000% McDonald’s Corporation, 04-15-11	$683,375

		$683,375

	RETAIL — 3.86% of Total Net Assets
600,000	8.600% Dayton Hudson Corporation, 01-15-12	$671,089

		$671,089

	TELECOMMUNICATIONS — 8.64% of Total Net Assets
800,000	7.875% AT&T Wireless Services, Inc., 03-01-11	$846,687
630,000	7.250% Verizon Global Funding Corporation, 12-01-10	653,901

		$1,500,588

	Total Portfolio — 98.43% of total net assets (identified cost $16,948,041) (a)	$17,100,080
	Other assets, less liabilities (1.57% of total net assets)	272,191

	Net assets applicable to outstanding shares	$17,372,271

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS — 93.05% of Total Net Assets

	CHEMICALS — 5.26% of Total Net Assets
8,000	Air Products & Chemicals, Inc.	$614,240
35,000	Chemtura Corporation (a)	60,900
10,000	Mosaic Company	511,400

		$1,186,540

	COMPUTER SOFTWARE — 5.99% of Total Net Assets
20,000	Autodesk, Inc. (a)	$680,200
40,000	Symantec Corporation (a)	670,800

		$1,351,000

	CONSTRUCTION — 3.19% of Total Net Assets
5,000	Fluor Corporation	$264,200
20,000	Ryland Group, Inc.	455,600

		$719,800

	DATA PROCESSING — 7.82% of Total Net Assets
20,000	Agilent Technologies, Inc. (a)	$725,200
20,000	Hewlett-Packard Company	1,039,400

		$1,764,600

	ELECTRICAL & ELECTRONICS — 5.97% of Total Net Assets
35,000	Intel Corporation	$799,050
25,000	National Semiconductor Corporation	369,500
10,000	Sanmina SCI Corporation (a)	178,300

		$1,346,850

	ENTERTAINMENT & LEISURE — 7.82% of Total Net Assets
20,000	Disney (Walt) Company	$736,800
15,000	Viacom, Inc. Class A (a)	585,150
5,000	Wynn Resorts, Ltd. (a)	441,200

		$1,763,150

	FINANCIAL SERVICES — 11.45% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$622,600
35,000	Janus Capital Group, Inc.	492,800
15,000	Morgan Stanley	453,300
30,000	Schwab (Charles) Corporation	578,700
10,000	State Street Corporation	435,000

		$2,582,400

	MANUFACTURING — 11.27% of Total Net Assets
15,000	Harley-Davidson, Inc.	$507,450
15,000	Illinois Tool Works, Inc.	766,500
25,000	Mattel, Inc.	576,250
10,000	Parker-Hannifin Corporation	691,800

		$2,542,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

THE AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010
(Unaudited)

Number of Shares		Market Value

	OIL & GAS — 3.74% of Total Net Assets
30,000	Frontier Oil Corporation	$456,000
70,000	Parker Drilling Company (a)	387,100

		$843,100

	PHARMACEUTICALS — 8.70% of Total Net Assets
10,000	Amgen, Inc. (a)	$573,600
10,000	Celgene Corporation (a)	619,500
7,000	Genzyme Corporation (a)	372,680
10,000	Gilead Sciences, Inc. (a)	396,700

		$1,962,480

	RETAIL — 4.53% of Total Net Assets
10,000	Costco Wholesale Corporation	$590,800
15,000	Williams-Sonoma, Inc.	432,000

		$1,022,800

	TELECOMMUNICATIONS — 3.84% of Total Net Assets
10,000	Juniper Networks, Inc. (a)	$284,100
15,000	Qualcomm, Inc.	581,100

		$865,200

	TRANSPORTATION — 7.79% of Total Net Assets
7,000	Alexander & Baldwin, Inc.	$249,060
10,000	FedEx Corporation	900,100
15,000	Kansas City Southern (a)	608,250

		$1,757,410

	MISCELLANEOUS — 5.68% of Total Net Assets
7,000	Lockheed Martin Corporation	$594,230
10,000	Nucor Corporation	453,200
10,000	Temple-Inland, Inc.	233,200

		$1,280,630

	Total Portfolio — 93.05% of total net assets (identified cost $11,700,511) (b)	$20,987,960
	Other assets, less liabilities (6.95% of total net assets)	1,567,693

	Net assets applicable to outstanding shares	$22,555,653

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2010
(Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2010
(Unaudited)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets:

	Level 1	Level 2	Level 3
	(Quoted Prices in	(Significant	(Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets)	Inputs)	Inputs)	Total

Permanent Portfolio
Gold assets	$1,165,761,382	$—	$—	$1,165,761,382
Silver assets	283,621,520	—	—	283,621,520
Swiss franc assets	16,641,328	555,447,245	—	572,088,573
Stocks of United States and foreign real estate and natural resource companies	944,958,500	—	—	944,958,500
Aggressive growth stock investments †	958,556,200	—	—	958,556,200
Dollar assets:
Corporate bonds	—	74,411,311	—	74,411,311
United States Treasury securities	1,879,597,406	—	—	1,879,597,406
Repurchase agreements	—	150,740,000	—	150,740,000

Total Portfolio	$5,249,136,336	$780,598,556	$—	$6,029,734,892

	87.05%	12.95%	—%	100.00%
Short-Term Treasury Portfolio
United States Treasury securities	$39,086,041	$—	$—	$39,086,041

Total Portfolio	$39,086,041	$—	$—	$39,086,041

	100.00%	—%	—%	100.00%
Versatile Bond Portfolio
Corporate bonds †	$—	$17,100,080	$—	$17,100,080

Total Portfolio	$—	$17,100,080	$—	$17,100,080

	0.00%	100.00%	—%	100.00%
Aggressive Growth Portfolio
Aggressive growth stock investments †	$20,987,960	$—	$—	$20,987,960

Total Portfolio	$20,987,960	$—	$—	$20,987,960

	100.00%	0.00%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio (pages 2-6) and Aggressive Growth Portfolio (pages 10-11) for the industry classification of aggressive growth stocks, and the Schedule of Investments for Versatile Bond Portfolio (pages 8-9) for the industry classification of corporate bonds.

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SCHEDULES OF INVESTMENTS

APRIL 30, 2010

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

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